Expense Example	Apr. 30, 2025 USD ($)
Allspring Spectrum Aggressive Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 669
Expense Example, with Redemption, 3 Years	872
Expense Example, with Redemption, 5 Years	1,095
Expense Example, with Redemption, 10 Years	1,735
Allspring Spectrum Aggressive Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	948
Expense Example, with Redemption, 10 Years	2,068
Allspring Spectrum Conservative Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,138
Expense Example, with Redemption, 10 Years	1,837
Allspring Spectrum Conservative Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	2,168
Allspring Spectrum Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	891
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	1,826
Allspring Spectrum Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	987
Expense Example, with Redemption, 10 Years	2,157
Allspring Spectrum Income Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,162
Expense Example, with Redemption, 10 Years	1,908
Allspring Spectrum Income Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	577
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	2,238
Allspring Spectrum Moderate Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	1,817
Allspring Spectrum Moderate Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	984
Expense Example, with Redemption, 10 Years	$ 2,148